SCHEDULE H, LINE 4i- SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i- SCHEDULE OF ASSETS (HELD AT END OF YEAR)
The MasTec, Inc.
401(k) Retirement Plan
Employer Identification Number 65-0829355
Plan # 002
SCHEDULE H, LINE 4i-
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Par or Maturity Value	Cost **	Current Value
*	Investment Contract #115790 with Charles Schwab Trust Bank :
	BlackRock Total Return Fund K	Mutual Fund		$107,513,900
	MFS Growth Fund R6	Mutual Fund		66,942,522
	iShares S&P 500 Index Fund Class K	Mutual Fund		60,126,191
	Columbia Dividend Income Institutional 3 Class	Mutual Fund		51,930,532
	Baird Short Term Bond	Mutual Fund		51,525,089
	BlackRock T-Fund Premier Class	Money Market		42,026,459
	Janus Henderson Enterprise Fund Class N	Mutual Fund		28,221,790
	BlackRock Inflation Protected Fund Class K	Mutual Fund		28,109,311
	Causeway International Value	Mutual Fund		26,278,599
	MFS International Growth R6	Mutual Fund		25,464,636
	Fidelity Low Priced Stock Fund K6	Mutual Fund		25,457,204
	Seafarer Overseas Growth	Mutual Fund		17,940,693
	Undiscovered Managers Behavioral Value Fund Class R6	Mutual Fund		17,616,250
	PGIM High Yiel Fund R6	Mutual Fund		17,603,376
	MFS International Diversification Fund R6	Mutual Fund		16,120,590
	Invesco Discovery Fund Class R6	Mutual Fund		12,216,505
	PIMCO Commodity Real Return Strategy Fund Class I	Mutual Fund		11,007,392
	T Rowe Price Dividend Growth Fund	Mutual Fund		9,104,698
	Principal Real Estate SEC R6	Mutual Fund		9,045,920
	Vanguard Total International Stock Index Fund Admiral Class	Mutual Fund		8,935,777
	Vanguard Total Bond Market Index Fund Admiral Class	Mutual Fund		6,503,762
	Fidelity Freedom Index Target Date Series	Mutual Fund		4,674,035
	PIMCO Foreign Bond Fund (US Dollar-Hedged) Institutional Class	Mutual Fund		1,695,094
	Vanguard Treasury Money Market Fund	Mutual Fund		600

*	MasTec, Inc. Stock	Common stock		$241,764,546
*	Notes Receivable from participants	Interest rates range from 4.25% to 9.50%	$0	$20,260,287
	Total			$908,085,758

*    Represents a party-in-interest as defined by ERISA
**     The cost of participant-directed investments is not required to be disclosed.